(Losses) Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net (loss)/income attributable to Golar LNG Ltd stockholders - basic and diluted	$ (171,212)	$ 47,567
Weighted average number of common shares outstanding (in shares)	93,052	93,415
Effects of dilutive share options (in shares)	0	85
Common shares and common shares equivalent (in shares)	93,052	93,500
(Loss) earnings per share
Basic and diluted (in USD per share)	$ (1.84)	$ 0.51